Average Annual Total Returns	12 Months Ended	60 Months Ended		106 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
First Sentier American Listed Infrastructure Fund | S&P 500 Total Return (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.59%	14.42%
Performance Inception Date		Dec. 29, 2020
First Sentier American Listed Infrastructure Fund | FTSE USA Core Infrastructure Capped Index, Net Total Returns (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	6.78%	6.91%	6.52%
Performance Inception Date		Dec. 29, 2020
First Sentier American Listed Infrastructure Fund | Class I Shares
Prospectus [Line Items]
Average Annual Return, Percent	9.30%	8.31%	7.96%
Performance Inception Date		Dec. 29, 2020
First Sentier American Listed Infrastructure Fund | Class I Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	6.88%	5.70%	5.35%
Performance Inception Date		Dec. 29, 2020
First Sentier American Listed Infrastructure Fund | Class I Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	6.93%	5.78%	5.49%
Performance Inception Date		Dec. 29, 2020
First Sentier Global Listed Infrastructure Fund | S&P Global 1200 Total Return (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	22.99%		12.79%	12.89%
Performance Inception Date				Feb. 28, 2017
First Sentier Global Listed Infrastructure Fund | FTSE Global Core Infrastructure 50/50 Net Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	14.36%		6.95%	6.93%
Performance Inception Date				Feb. 28, 2017
First Sentier Global Listed Infrastructure Fund | Class I Shares
Prospectus [Line Items]
Average Annual Return, Percent	17.80%		6.81%	6.61%
Performance Inception Date				Feb. 28, 2017
First Sentier Global Listed Infrastructure Fund | Class I Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	15.72%		5.46%	5.29%
Performance Inception Date				Feb. 28, 2017
First Sentier Global Listed Infrastructure Fund | Class I Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	11.97%		5.14%	4.94%
Performance Inception Date				Feb. 28, 2017